IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600






Integrated ARROs Fund I (the "Fund")

October, 2001

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2001. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.

Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                        Integrated ARROs Fund I
                    Statement of Financial Condition
                             June 30, 2001
                              (unaudited)




Assets

Cash                                                    $   401,608

Investment in payment obligations, at
   minimum termination value (cost $2,634,352)            9,655,719
                                                        -----------


Total Assets                                             10,057,327
                                                        ===========


Liabilities

Distributions payable                                       401,608
                                                        -----------


Net Assets                                              $ 9,655,719
                                                        ===========


Net Asset Value per unit (2,771 units outstanding)      $  3,484.56
                                                        ===========



                       See notes to financial statements

                        Integrated ARROs Fund I
                        Statement of Operations
                     Six Months Ended June 30, 2001
                              (unaudited)




Investment income:


Interest and discount earned, net of fund expenses      $731,184
                                                        ========



                       See notes to financial statements

                        Integrated ARROs Fund I
                   Statement of Changes in Net Assets
                             June 30, 2001
                              (unaudited)




Decrease in net assets from operations:

Net investment income                                     $   731,184
                                                          -----------

Net increase in net assets resulting from operations          731,184

Total declared as distributions to Unitholders               (726,244)
                                                          -----------

Net increase in net assets                                      4,940


Net Assets:

Beginning of period                                         9,650,779
                                                          -----------

End of period                                             $ 9,655,719
                                                          ===========



                       See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   GENERAL

        The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2000, which is herein incorporated by reference.

        The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

        Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2   SIGNIFICANT ACCOUNTING POLICIES

        Security Valuation

        The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

        Federal Income Taxes

        The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

        Cash and Cash Equivalents

        Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

3.   THE SPONSOR

        IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

        Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

        The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

        Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $34,543 in expenses from the proceeds of the January 2001 through June 2001 payment obligations received.

5.      DISTRIBUTION PAYABLE

        The Trustee declared a $401,608 ($144.93 per unit) distribution payable to unitholders of record as of June 30, 2001. Such distribution was paid on July 16, 2001.

                             Integrated ARROs Fund I
         Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data



                                            Six Months Ended     Year Ended
                                             June 30, 2001    December 31, 2000
                                              (unaudited)         (audited)
                                             ------------       -------------

Per Unit Operating Performance
------------------------------

Net asset value, beginning of period        $   3,482.78        $   3,727.45

Net investment income                             263.87              293.36

Distributions from net investment
        income and partial prepayments           (262.09)            (538.03)
                                               ---------           ---------

Net asset value, end of period              $   3,484.57        $   3,482.78
                                            ============        ============

Total investment return                     $     263.87        $     293.36
                                            ============        ============



Ratios/Supplemental Data

Net assets, end of period                    $ 9,655,719         $ 9,650,779

Ratio of expenses to average net assets             0.36%               0.34%

Ratio of net investment income to
   average net assets                               7.57% (1)           8.14%

Portfolio turnover rate                              N/A                 N/A

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                            June 30, 2001 CALCULATION

Partnership /
Date Payment                                                               Original        Simple
 Obligation                        Property               Type of         Principal       Interest        Accrued
  Incurred       Lessee            Location(s)            Property          Amount          Rate          Interest
--------------------------------------------------------------------------------------------------------------------
Walando         Walgreen          Orlando, FL            Office/            $820,000        13.0%        $1,426,796
03/18/81        Company                                  Warehouse
                                                         Building


Santex (2)      Albertson's       Venice, FL             Retail              570,000        17.0%         1,164,960
07/01/81        Inc.              Livermore, CA          Facilities


Lando           Albertson's       Portland, OR           Retail              783,451        16.0%         1,968,361
10/21/81        Inc.              Orlando, FL            Facilities
(amended                          Huntsville, AL
04/15/82)


Denville        Xerox             Lewisville, TX         Plant               963,048        15.0%         2,400,137
12/22/81        Corporation                              Facility
(amended
01/27/84)


Elway           Safeway           Billings, MT           Retail            1,429,042        18.5%         4,019,385
03/18/82        Stores, Inc.      Fort Worth, TX         Facilities               (5)
                                  Aurora, CO
                                  Mamoth Lakes, CA


Walstaff        Walgreen          Flagstaff, AZ          Warehouse/        1,159,762        16.0%         2,782,685
04/15/82        Arizona                                  Distribution
(amended        Drug Co.                                 Building
06/17/82)       (3)


Walcreek        Hercules          Walnut Creek,          Office            1,306,709        18.5%         2,855,704
08/01/82        Credit Inc.       CA                     Building
(amended        (4)
06/29/83,
12/3/84)
                                                                           ---------                    -----------
                                                                          $7,032,012                    $16,618,028
                                                                           =========                    ===========


                    Discount To
Partnership /        Arrive at
Date Payment          Minimum       Periodic             Minimum
 Obligation         Termination  Payment During        Termination
  Incurred             Amount    Primary Term (1)        Amount
------------------------------------------------------------------
Walando             $1,271,060    5/1/96-4/1/06         $975,736
03/18/81                             $11,883/mo



Santex (2)             792,487    9/1/96-8/1/06          942,473
07/01/81                             $13,342/mo


Lando                1,767,779    7/1/97-1/1/07          984,033
10/21/81                           $62,656/semi
(amended
04/15/82)


Denville             2,862,391    8/1/98-7/1/08          500,794
12/22/81                             $12,038/mo
(amended
01/27/84)


Elway                3,355,722    7/1/97-6/1/07        2,092,705
03/18/82                          $22,027/mo (5)              (5)




Walstaff             2,082,444   12/1/98-6/1/03        1,860,003
04/15/82                          $156,738/semi
(amended
06/17/82)


Walcreek             1,862,438   10/1/97-9/1/07        2,299,975
08/01/82                             $30,155/mo
(amended
06/29/83,
12/3/84)
                   -----------                   ---------------
                   $13,994,321                        $9,655,719
                   ===========                   ===============





(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 2001 THROUGH JUNE 30, 2001

                   ACCRUED                       ACCRUED                          ACCRUED                            ACCRUED
    DATE          INTEREST         DATE         INTEREST           DATE           INTEREST          DATE            INTEREST
 01-Jan-01      16,490,739      23-Feb-01      16,570,456       17-Apr-01        16,560,728       09-Jun-01          16,551,001
 02-Jan-01      16,493,930      24-Feb-01      16,573,648       18-Apr-01        16,563,920       10-Jun-01          16,554,193
 03-Jan-01      16,497,122      25-Feb-01      16,576,839       19-Apr-01        16,567,112       11-Jun-01          16,557,384
 04-Jan-01      16,500,314      26-Feb-01      16,580,031       20-Apr-01        16,570,304       12-Jun-01          16,560,576
 05-Jan-01      16,503,506      27-Feb-01      16,583,223       21-Apr-01        16,573,495       13-Jun-01          16,563,768
 06-Jan-01      16,506,697      28-Feb-01      16,586,415       22-Apr-01        16,576,687       14-Jun-01          16,566,960
 07-Jan-01      16,509,889      01-Mar-01      16,500,161       23-Apr-01        16,579,879       15-Jun-01          16,570,151
 08-Jan-01      16,513,081      02-Mar-01      16,503,353       24-Apr-01        16,583,071       16-Jun-01          16,573,343
 09-Jan-01      16,516,273      03-Mar-01      16,506,545       25-Apr-01        16,586,262       17-Jun-01          16,576,535
 10-Jan-01      16,519,464      04-Mar-01      16,509,737       26-Apr-01        16,589,454       18-Jun-01          16,579,727
 11-Jan-01      16,522,656      05-Mar-01      16,512,928       27-Apr-01        16,592,646       19-Jun-01          16,582,918
 12-Jan-01      16,525,848      06-Mar-01      16,516,120       28-Apr-01        16,595,838       20-Jun-01          16,586,110
 13-Jan-01      16,529,039      07-Mar-01      16,519,312       29-Apr-01        16,599,029       21-Jun-01          16,589,302
 14-Jan-01      16,532,231      08-Mar-01      16,522,504       30-Apr-01        16,602,221       22-Jun-01          16,592,494
 15-Jan-01      16,535,423      09-Mar-01      16,525,695       01-May-01        16,515,968       23-Jun-01          16,595,685
 16-Jan-01      16,538,615      10-Mar-01      16,528,887       02-May-01        16,519,160       24-Jun-01          16,598,877
 17-Jan-01      16,541,806      11-Mar-01      16,532,079       03-May-01        16,522,351       25-Jun-01          16,602,069
 18-Jan-01      16,544,998      12-Mar-01      16,535,271       04-May-01        16,525,543       26-Jun-01          16,605,261
 19-Jan-01      16,548,190      13-Mar-01      16,538,462       05-May-01        16,528,735       27-Jun-01          16,608,452
 20-Jan-01      16,551,382      14-Mar-01      16,541,654       06-May-01        16,531,927       28-Jun-01          16,611,644
 21-Jan-01      16,554,573      15-Mar-01      16,544,846       07-May-01        16,535,118       29-Jun-01          16,614,836
 22-Jan-01      16,557,765      16-Mar-01      16,548,038       08-May-01        16,538,310       30-Jun-01          16,618,028
 23-Jan-01      16,560,957      17-Mar-01      16,551,229       09-May-01        16,541,502
 24-Jan-01      16,564,149      18-Mar-01      16,554,421       10-May-01        16,544,694
 25-Jan-01      16,567,340      19-Mar-01      16,557,613       11-May-01        16,547,885
 26-Jan-01      16,570,532      20-Mar-01      16,560,805       12-May-01        16,551,077
 27-Jan-01      16,573,724      21-Mar-01      16,563,996       13-May-01        16,554,269
 28-Jan-01      16,576,916      22-Mar-01      16,567,188       14-May-01        16,557,461
 29-Jan-01      16,580,107      23-Mar-01      16,570,380       15-May-01        16,560,652
 30-Jan-01      16,583,299      24-Mar-01      16,573,572       16-May-01        16,563,844
 31-Jan-01      16,586,491      25-Mar-01      16,576,763       17-May-01        16,567,036
 01-Feb-01      16,500,238      26-Mar-01      16,579,955       18-May-01        16,570,228
 02-Feb-01      16,503,429      27-Mar-01      16,583,147       19-May-01        16,573,419
 03-Feb-01      16,506,621      28-Mar-01      16,586,339       20-May-01        16,576,611
 04-Feb-01      16,509,813      29-Mar-01      16,589,530       21-May-01        16,579,803
 05-Feb-01      16,513,005      30-Mar-01      16,592,722       22-May-01        16,582,994
 06-Feb-01      16,516,196      31-Mar-01      16,595,914       23-May-01        16,586,186
 07-Feb-01      16,519,388      01-Apr-01      16,509,661       24-May-01        16,589,378
 08-Feb-01      16,522,580      02-Apr-01      16,512,852       25-May-01        16,592,570
 09-Feb-01      16,525,772      03-Apr-01      16,516,044       26-May-01        16,595,761
 10-Feb-01      16,528,963      04-Apr-01      16,519,236       27-May-01        16,598,953
 11-Feb-01      16,532,155      05-Apr-01      16,522,428       28-May-01        16,602,145
 12-Feb-01      16,535,347      06-Apr-01      16,525,619       29-May-01        16,605,337
 13-Feb-01      16,538,539      07-Apr-01      16,528,811       30-May-01        16,608,528
 14-Feb-01      16,541,730      08-Apr-01      16,532,003       31-May-01        16,611,720
 15-Feb-01      16,544,922      09-Apr-01      16,535,194       01-Jun-01        16,525,467
 16-Feb-01      16,548,114      10-Apr-01      16,538,386       02-Jun-01        16,528,659
 17-Feb-01      16,551,306      11-Apr-01      16,541,578       03-Jun-01        16,531,850
 18-Feb-01      16,554,497      12-Apr-01      16,544,770       04-Jun-01        16,535,042
 19-Feb-01      16,557,689      13-Apr-01      16,547,961       05-Jun-01        16,538,234
 20-Feb-01      16,560,881      14-Apr-01      16,551,153       06-Jun-01        16,541,426
 21-Feb-01      16,564,073      15-Apr-01      16,554,345       07-Jun-01        16,544,617
 22-Feb-01      16,567,264      16-Apr-01      16,557,537       08-Jun-01        16,547,809


         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2000 THROUGH DECEMBER 31, 2000

             ACCRUED                      ACCRUED                  ACCRUED                     ACCRUED                  ACCRUED
  DATE       INTEREST         DATE        INTEREST       DATE      INTEREST       DATE        INTEREST       DATE       INTEREST
01-Jan-00   16,837,871     23-Feb-00     16,917,126   16-Apr-00   16,906,937    08-Jun-00    16,896,747    31-Jul-00   16,667,163
02-Jan-00   16,841,054     24-Feb-00     16,920,309   17-Apr-00   16,910,120    09-Jun-00    16,899,930    01-Aug-00   16,670,346
03-Jan-00   16,844,237     25-Feb-00     16,923,492   18-Apr-00   16,913,303    10-Jun-00    16,903,113    02-Aug-00   16,673,529
04-Jan-00   16,847,420     26-Feb-00     16,926,675   19-Apr-00   16,916,486    11-Jun-00    16,906,296    03-Aug-00   16,676,712
05-Jan-00   16,850,603     27-Feb-00     16,929,859   20-Apr-00   16,919,669    12-Jun-00    16,909,479    04-Aug-00   16,679,895
06-Jan-00   16,853,786     28-Feb-00     16,933,042   21-Apr-00   16,922,852    13-Jun-00    16,912,662    05-Aug-00   16,683,078
07-Jan-00   16,856,969     29-Feb-00     16,846,780   22-Apr-00   16,926,035    14-Jun-00    16,915,845    06-Aug-00   16,686,261
08-Jan-00   16,860,152     01-Mar-00     16,849,963   23-Apr-00   16,929,218    15-Jun-00    16,919,028    07-Aug-00   16,689,444
09-Jan-00   16,863,335     02-Mar-00     16,853,146   24-Apr-00   16,932,401    16-Jun-00    16,922,211    08-Aug-00   16,692,627
10-Jan-00   16,866,518     03-Mar-00     16,856,329   25-Apr-00   16,935,584    17-Jun-00    16,925,394    09-Aug-00   16,695,810
11-Jan-00   16,869,701     04-Mar-00     16,859,512   26-Apr-00   16,938,767    18-Jun-00    16,928,577    10-Aug-00   16,698,993
12-Jan-00   16,872,884     05-Mar-00     16,862,695   27-Apr-00   16,941,950    19-Jun-00    16,931,760    11-Aug-00   16,702,176
13-Jan-00   16,876,067     06-Mar-00     16,865,878   28-Apr-00   16,945,133    20-Jun-00    16,934,943    12-Aug-00   16,705,359
14-Jan-00   16,879,250     07-Mar-00     16,869,061   29-Apr-00   16,948,316    21-Jun-00    16,938,126    13-Aug-00   16,708,542
15-Jan-00   16,882,434     08-Mar-00     16,872,244   30-Apr-00   16,862,054    22-Jun-00    16,941,309    14-Aug-00   16,711,726
16-Jan-00   16,885,617     09-Mar-00     16,875,427   01-May-00   16,865,237    23-Jun-00    16,944,492    15-Aug-00   16,714,909
17-Jan-00   16,888,800     10-Mar-00     16,878,610   02-May-00   16,868,420    24-Jun-00    16,947,675    16-Aug-00   16,718,092
18-Jan-00   16,891,983     11-Mar-00     16,881,793   03-May-00   16,871,603    25-Jun-00    16,950,858    17-Aug-00   16,721,275
19-Jan-00   16,895,166     12-Mar-00     16,884,976   04-May-00   16,874,786    26-Jun-00    16,954,041    18-Aug-00   16,724,458
20-Jan-00   16,898,349     13-Mar-00     16,888,159   05-May-00   16,877,969    27-Jun-00    16,957,224    19-Aug-00   16,727,641
21-Jan-00   16,901,532     14-Mar-00     16,891,342   06-May-00   16,881,152    28-Jun-00    16,960,407    20-Aug-00   16,730,824
22-Jan-00   16,904,715     15-Mar-00     16,894,525   07-May-00   16,884,335    29-Jun-00    16,963,590    21-Aug-00   16,734,007
23-Jan-00   16,907,898     16-Mar-00     16,897,708   08-May-00   16,887,518    30-Jun-00    16,657,934    22-Aug-00   16,737,190
24-Jan-00   16,911,081     17-Mar-00     16,900,891   09-May-00   16,890,701    01-Jul-00    16,661,117    23-Aug-00   16,740,373
25-Jan-00   16,914,264     18-Mar-00     16,904,074   10-May-00   16,893,884    02-Jul-00    16,664,300    24-Aug-00   16,743,556
26-Jan-00   16,917,447     19-Mar-00     16,907,257   11-May-00   16,897,067    03-Jul-00    16,667,484    25-Aug-00   16,746,739
27-Jan-00   16,920,630     20-Mar-00     16,910,440   12-May-00   16,900,250    04-Jul-00    16,670,667    26-Aug-00   16,749,922
28-Jan-00   16,923,813     21-Mar-00     16,913,623   13-May-00   16,903,433    05-Jul-00    16,673,850    27-Aug-00   16,753,105
29-Jan-00   16,926,996     22-Mar-00     16,916,806   14-May-00   16,906,616    06-Jul-00    16,677,033    28-Aug-00   16,756,288
30-Jan-00   16,930,179     23-Mar-00     16,919,989   15-May-00   16,909,799    07-Jul-00    16,680,216    29-Aug-00   16,759,471
31-Jan-00   16,933,362     24-Mar-00     16,923,172   16-May-00   16,912,982    08-Jul-00    16,683,399    30-Aug-00   16,762,654
01-Feb-00   16,847,100     25-Mar-00     16,926,355   17-May-00   16,916,165    09-Jul-00    16,686,582    31-Aug-00   16,676,392
02-Feb-00   16,850,283     26-Mar-00     16,929,538   18-May-00   16,919,348    10-Jul-00    16,689,765    01-Sep-00   16,679,575
03-Feb-00   16,853,466     27-Mar-00     16,932,721   19-May-00   16,922,531    11-Jul-00    16,692,948    02-Sep-00   16,682,758
04-Feb-00   16,856,649     28-Mar-00     16,935,904   20-May-00   16,925,714    12-Jul-00    16,696,131    03-Sep-00   16,685,941
05-Feb-00   16,859,832     29-Mar-00     16,939,087   21-May-00   16,928,898    13-Jul-00    16,699,314    04-Sep-00   16,689,124
06-Feb-00   16,863,015     30-Mar-00     16,942,270   22-May-00   16,932,081    14-Jul-00    16,702,497    05-Sep-00   16,692,307
07-Feb-00   16,866,198     31-Mar-00     16,856,008   23-May-00   16,935,264    15-Jul-00    16,705,680    06-Sep-00   16,695,490
08-Feb-00   16,869,381     01-Apr-00     16,859,191   24-May-00   16,938,447    16-Jul-00    16,708,863    07-Sep-00   16,698,673
09-Feb-00   16,872,564     02-Apr-00     16,862,374   25-May-00   16,941,630    17-Jul-00    16,712,046    08-Sep-00   16,701,856
10-Feb-00   16,875,747     03-Apr-00     16,865,557   26-May-00   16,944,813    18-Jul-00    16,715,229    09-Sep-00   16,705,039
11-Feb-00   16,878,930     04-Apr-00     16,868,740   27-May-00   16,947,996    19-Jul-00    16,718,412    10-Sep-00   16,708,222
12-Feb-00   16,882,113     05-Apr-00     16,871,923   28-May-00   16,951,179    20-Jul-00    16,721,595    11-Sep-00   16,711,405
13-Feb-00   16,885,296     06-Apr-00     16,875,106   29-May-00   16,954,362    21-Jul-00    16,724,778    12-Sep-00   16,714,588
14-Feb-00   16,888,479     07-Apr-00     16,878,289   30-May-00   16,957,545    22-Jul-00    16,727,961    13-Sep-00   16,717,771
15-Feb-00   16,891,662     08-Apr-00     16,881,472   31-May-00   16,871,283    23-Jul-00    16,731,144    14-Sep-00   16,720,954
16-Feb-00   16,894,845     09-Apr-00     16,884,656   01-Jun-00   16,874,466    24-Jul-00    16,734,327    15-Sep-00   16,724,137
17-Feb-00   16,898,028     10-Apr-00     16,887,839   02-Jun-00   16,877,649    25-Jul-00    16,737,510    16-Sep-00   16,727,320
18-Feb-00   16,901,211     11-Apr-00     16,891,022   03-Jun-00   16,880,832    26-Jul-00    16,740,693    17-Sep-00   16,730,503
19-Feb-00   16,904,394     12-Apr-00     16,894,205   04-Jun-00   16,884,015    27-Jul-00    16,743,876    18-Sep-00   16,733,686
20-Feb-00   16,907,577     13-Apr-00     16,897,388   05-Jun-00   16,887,198    28-Jul-00    16,747,059    19-Sep-00   16,736,869
21-Feb-00   16,910,760     14-Apr-00     16,900,571   06-Jun-00   16,890,381    29-Jul-00    16,750,242    20-Sep-00   16,740,052
22-Feb-00   16,913,943     15-Apr-00     16,903,754   07-Jun-00   16,893,564    30-Jul-00    16,753,425    21-Sep-00   16,743,235

                  ACCRUED                        ACCRUED
      DATE        INTEREST         DATE          INTEREST
   22-Sep-00     16,746,418      14-Nov-00      16,736,229
   23-Sep-00     16,749,601      15-Nov-00      16,739,412
   24-Sep-00     16,752,784      16-Nov-00      16,742,595
   25-Sep-00     16,755,968      17-Nov-00      16,745,778
   26-Sep-00     16,759,151      18-Nov-00      16,748,961
   27-Sep-00     16,762,334      19-Nov-00      16,752,144
   28-Sep-00     16,765,517      20-Nov-00      16,755,327
   29-Sep-00     16,768,700      21-Nov-00      16,758,510
   30-Sep-00     16,682,438      22-Nov-00      16,761,693
   01-Oct-00     16,685,621      23-Nov-00      16,764,876
   02-Oct-00     16,688,804      24-Nov-00      16,768,059
   03-Oct-00     16,691,987      25-Nov-00      16,771,242
   04-Oct-00     16,695,170      26-Nov-00      16,774,425
   05-Oct-00     16,698,353      27-Nov-00      16,777,608
   06-Oct-00     16,701,536      28-Nov-00      16,780,791
   07-Oct-00     16,704,719      29-Nov-00      16,783,974
   08-Oct-00     16,707,902      30-Nov-00      16,540,974
   09-Oct-00     16,711,085      01-Dec-00      16,544,157
   10-Oct-00     16,714,268      02-Dec-00      16,547,340
   11-Oct-00     16,717,451      03-Dec-00      16,550,523
   12-Oct-00     16,720,634      04-Dec-00      16,553,706
   13-Oct-00     16,723,817      05-Dec-00      16,556,889
   14-Oct-00     16,727,000      06-Dec-00      16,560,072
   15-Oct-00     16,730,183      07-Dec-00      16,563,255
   16-Oct-00     16,733,366      08-Dec-00      16,566,438
   17-Oct-00     16,736,549      09-Dec-00      16,569,621
   18-Oct-00     16,739,732      10-Dec-00      16,572,804
   19-Oct-00     16,742,915      11-Dec-00      16,575,987
   20-Oct-00     16,746,098      12-Dec-00      16,579,170
   21-Oct-00     16,749,281      13-Dec-00      16,582,353
   22-Oct-00     16,752,464      14-Dec-00      16,585,536
   23-Oct-00     16,755,647      15-Dec-00      16,588,719
   24-Oct-00     16,758,830      16-Dec-00      16,591,902
   25-Oct-00     16,762,013      17-Dec-00      16,595,085
   26-Oct-00     16,765,196      18-Dec-00      16,598,268
   27-Oct-00     16,768,379      19-Dec-00      16,601,452
   28-Oct-00     16,771,562      20-Dec-00      16,604,635
   29-Oct-00     16,774,745      21-Dec-00      16,607,818
   30-Oct-00     16,777,928      22-Dec-00      16,611,001
   31-Oct-00     16,691,666      23-Dec-00      16,614,184
   01-Nov-00     16,694,849      24-Dec-00      16,617,367
   02-Nov-00     16,698,032      25-Dec-00      16,620,550
   03-Nov-00     16,701,215      26-Dec-00      16,623,733
   04-Nov-00     16,704,398      27-Dec-00      16,626,916
   05-Nov-00     16,707,581      28-Dec-00      16,630,099
   06-Nov-00     16,710,765      29-Dec-00      16,633,282
   07-Nov-00     16,713,948      30-Dec-00      16,636,465
   08-Nov-00     16,717,131      31-Dec-00      16,639,648
   09-Nov-00     16,720,314
   10-Nov-00     16,723,497
   11-Nov-00     16,726,680
   12-Nov-00     16,729,863
   13-Nov-00     16,733,046